Related Party Transactions (Details) - Schedule of Due from Related Parties - Nukkleus Inc.[Member] - USD ($)		Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties		$ 308,461	$ 931,136	$ 2,617,873
NUKK Capital [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	[1]			144,696
Digiclear [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties		229,837	35,762
TCM [Member]
Related Party Transactions (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties		$ 51,190	$ 895,374	$ 2,473,177

[1]	An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.